INTANGIBLE ASSETS, NET - Estimated future amortization (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Estimated future amortization expense
2026	$ 8,626
Intangible assets, net	$ 8,626	$ 16,528